Capital Disclosures (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Capital Disclosures [Abstract]
Summary of Total Capital
Total capital as at March 31, 2026 and 2025 is calculated as follows:

As at	March 31,
	2026	2025
	$	$
Cash	(12,833)	(15,956)
Current portion of long-term debt	8,478	8,059
Current portion of contingent consideration	3,185	—
Contingent consideration	2,704	5,359
Long-term debt	112,418	101,860
Share capital	307,959	316,685
Deficit	(186,869)	(155,075)
Accumulated other comprehensive income	6,078	7,998
Contributed surplus	15,523	14,948
	256,643	283,878